Prepaid expenses and other receivables and other assets	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other receivables and other assets
6. Prepaid expenses and other receivables and other assets
Prepaid expenses and other receivables and other assets consist of the following, with current portion presented as
p
repaid expenses and other receivables and
non-current
portion presented as other assets:

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Current portion:
Prepaid input value-added tax	43,817	32,083
VAT refund receivable	200	4,827
Rental and other deposits	14,532	9,609
Advances to suppliers	13,731	10,230
Interest receivables (a)	2,177	2,467
Advances to staff (b)	970	397
Directors and officers liability insurance premium	658	658
Claim advance on behalf of insurer	77	53
Prepayment for share repurchase	—	898
Advances to a third party (c)	—	10,000
Others	1,939	1,596

	78,101	72,818
Less: Allowance for impairment	(590)	(1,000)

	77,511	71,818

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Non-current portion:
Prepayment related to investment	200	—
Advances to long-term assets	179	279

	379	279

(a)	This represented accrued interest income on bank deposits.
(b)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.
(c)	The amounts represent advances to a third party which are interest-bearing at a fixed interest rate of 5% per annum.